UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 28-06505
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-644-2202
           --------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Marjorie Gochberg Kellner       New York, New York             05/13/11
--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
                                         -------------

Form 13F Information Table Entry Total:  84
                                         -------------

Form 13F Information Table Value Total:  $124,923
                                         -------------
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.            Form 13F File Number                 Name
   ---            --------------------      --------------------------
    1              28-7384                  Nathaniel Bohrer
   ---            --------------------      --------------------------
    2              28-7750                  Marjorie Gochberg Kellner
   ---            --------------------      --------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                                                                                                                Voting Authority
                                                           Value   Shares/   Sh/ Put/ Invstmt   Other
Security                      Title of class    CUSIP    (x$1000)  Prn Amt   Prn Call Dscretn Managers   Sole     Shared        None
------------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores                 COM       65440K106     784    40,000   SH        Other    1 2 3                40,000
Active Power Inc                     COM       00504w100     440   150,000   SH        Other    1 2 3               150,000
Air Products & Chems                 COM       009158106   1,127    12,500   SH        Other    1 2 3                12,500
Airgas Inc                           COM       009363102     863    13,000   SH        Other    1 2 3                13,000
Airtran Holdings Inc                 COM       00949P108     708    95,000   SH        Other    1 2 3                95,000
Alberto- Culver Co                   COM       013078100   2,609    70,000   SH        Other    1 2 3                70,000
Alcon Inc                          COM SHS     H01301102   7,448    45,000   SH        Other    1 2 3                45,000
Alpha Natural Resources             CALL       02076x902   1,187    20,000   SH   Call Other    1 2 3                20,000
Amerigon Inc                         COM       03070L300     305    20,000   SH        Other    1 2 3                20,000
Atheros Communications               COM       04743P108   4,689   105,000   SH        Other    1 2 3               105,000
BJS Wholesale Club                   COM       05548J106     561    11,500   SH        Other    1 2 3                11,500
Beckman Coulter Inc                  COM       075811109   8,955   107,800   SH        Other    1 2 3               107,800
Big Lots Inc Ohio                    COM        89302103   2,940    67,700   SH        Other    1 2 3                67,700
Brocade Communications             COM NEW     111621306     185    30,000   SH        Other    1 2 3                30,000
Bucyrus Intl Inc                     COM       118759109   3,658    40,000   SH        Other    1 2 3                40,000
Capital Gold Corp                  COM NEW     14018y205   2,493   387,700   SH        Other    1 2 3               387,700
Celera Corp                          COM       15100e106     649    80,000   SH        Other    1 2 3                80,000
Cephalon Inc                         COM       156708109   2,663    35,000   SH        Other    1 2 3                35,000
Chipotle Mexican Grille              COM       169656105   1,089     4,000   SH        Other    1 2 3                 4,000
Citigroup Inc                        COM       172967101     130    29,500   SH        Other    1 2 3                29,500
Clinical Data Inc                    COM       18725u109     839    27,690   SH        Other    1 2 3                27,690
Columbia Labs Inc                    COM       197779101     509   135,000   SH        Other    1 2 3               135,000
Costco Wholesale Corp                COM       22160K105     733    10,000   SH        Other    1 2 3                10,000
Dionex Corp                          COM       254546104   3,187    27,000   SH        Other    1 2 3                27,000
Drugstore Inc                        COM       262241102     193    50,000   SH        Other    1 2 3                50,000
Emergency Medical Services          CL A       29100p102   1,145    18,000   SH        Other    1 2 3                18,000
Emergent Group Inc                 COM NEW     29089V203     444    52,500   SH        Other    1 2 3                52,500
Exco Resources Inc                   COM       269279402   1,911    92,500   SH        Other    1 2 3                92,500
Fronteer Gold Inc                    COM       359032109   1,511   100,000   SH        Other    1 2 3               100,000
GSI Commerce Inc                     COM       36238G102   3,805   130,000   SH        Other    1 2 3               130,000
Genzyme                              COM       372917104  15,613   205,000   SH        Other    1 2 3               205,000
Gigamedia Ltd                        ORD       y2711y104      67    50,000   SH        Other    1 2 3                50,000
Global Defense Technology            COM       37950b107     484    20,000   SH        Other    1 2 3                20,000
Harvest Natural Resources            COM       41754v103     302    19,800   SH        Other    1 2 3                19,800
Hertz Global Holdings                COM       42805T105     247    15,800   SH        Other    1 2 3                15,800
Hibbett Sporting Goods               COM       428567101   1,343    37,500   SH        Other    1 2 3                37,500
Intl Flavors & Fragrances            COM       459506101     623    10,000   SH        Other    1 2 3                10,000
JDS Uniphase Corp              COM PAR $0.001  46612J507     203     9,747   SH        Other    1 2 3                 9,747
Krispy Kreme Doughnuts               COM       501014104     845   120,000   SH        Other    1 2 3               120,000
Kronos Worldwide Inc                 COM       50105f105     321     5,500   SH        Other    1 2 3                 5,500
LTX-Credence Corp                  COM NEW     502403207     183    20,000   SH        Other    1 2 3                20,000
Ladish Co Inc                      COM NEW     505754200   3,252    59,500   SH        Other    1 2 3                59,500
Lawson Software Inc                  COM       52078P102     847    70,000   SH        Other    1 2 3                70,000
Lubrizol Corp                        COM       549271104   1,675    12,500   SH        Other    1 2 3                12,500
Macy's Inc                           COM       55616P104     728    30,000   SH        Other    1 2 3                30,000
Massey Energy                        COM       576206106   2,905    42,500   SH        Other    1 2 3                42,500
Massey Energy                        PUT       576206956   1,367    20,000   SH   Put  Other    1 2 3                20,000
Microstrategy Inc -CL A           CL A NEW     594972408     282     2,100   SH        Other    1 2 3                 2,100
NYSE Euronext                        COM       629491101     246     7,000   SH        Other    1 2 3                 7,000
Nationwide Helath Properties         COM       638620104     425    10,000   SH        Other    1 2 3                10,000
Navisite Inc                       COM NEW     63935M208     401    73,000   SH        Other    1 2 3                73,000
Netapp Inc                           COM       64110D104     289     6,000   SH        Other    1 2 3                 6,000
Novamed Inc                        COM NEW     66986W207     343    26,000   SH        Other    1 2 3                26,000
Novartis A G                    SPONSORED ADR  66987V109     804    14,800   SH        Other    1 2 3                14,800
Novartis A G                         PUT       66987V959   2,071    38,100   SH   Put  Other    1 2 3                38,100
Novell                               COM       670006105     178    30,000   SH        Other    1 2 3                30,000
Optionsxpress Holdings               COM       684010101     274    15,000   SH        Other    1 2 3                15,000
Pool Corp                            COM       73278L105   1,145    47,500   SH        Other    1 2 3                47,500
Pride Intl                           COM       74153Q102   8,805   205,000   SH        Other    1 2 3               205,000
Pulse Electronics Corp               COM       74586W106      91    15,000   SH        Other    1 2 3                15,000
Qwest Communications Intl In         COM       749121109     515    75,362   SH        Other    1 2 3                75,362
Rehabcare Group Inc                  COM       759148109   1,023    27,750   SH        Other    1 2 3                27,750
Retail Ventures                      COM       76128Y102     216    12,500   SH        Other    1 2 3                12,500
Ross Stores Inc                      COM       778296103   1,494    21,000   SH        Other    1 2 3                21,000
Sara Lee                             COM       803111103     353    20,000   SH        Other    1 2 3                20,000
Signet Jewelers                      SHS       G81276100     230     5,000   SH        Other    1 2 3                 5,000
Silicon Graphics                     COM       82706L108     235    11,000   SH        Other    1 2 3                11,000
Smurfit Stone Container Corp         COM       83272a104   3,865   100,000   SH        Other    1 2 3               100,000
Spectrum Control Inc                 COM       847615101     394    20,000   SH        Other    1 2 3                20,000
Sprint Nextel Corp                COM SER 1    852061100     104    22,400   SH        Other    1 2 3                22,400
Starbucks Corp                       COM       855244109     739    20,000   SH        Other    1 2 3                20,000
Synergetics USA Inc                  COM       87160G107     681   115,700   SH        Other    1 2 3               115,700
Tempur-Pedic Int'l                   COM       88023U101   1,013    20,000   SH        Other    1 2 3                20,000
Tenet Healthcare Corp                COM       88033g100     466    62,500   SH        Other    1 2 3                62,500
Terremark Worldwide                COM NEW     881448203   2,660   140,000   SH        Other    1 2 3               140,000
Titan Machinery Inc                  COM       88830R101     669    26,500   SH        Other    1 2 3                26,500
Tomotherapy Inc                      COM       890088107     274    60,000   SH        Other    1 2 3                60,000
United States Oil Fund              UNITS      91232n108     746    17,500   SH        Other    1 2 3                17,500
Universal American Corp              COM       913377107     417    18,200   SH        Other    1 2 3                18,200
Valuevision Media Inc               CL A       92047k107     318    50,000   SH        Other    1 2 3                50,000
Verigy LTD                           SHS       y93691106   1,195    84,800   SH        Other    1 2 3                84,800
Wolverine World Wide                 COM       978097103   1,491    40,000   SH        Other    1 2 3                40,000
Yum! Brands Inc                      COM       988498101     771    15,000   SH        Other    1 2 3                15,000
Zoran Corp                           COM       98975F101     935    90,000   SH        Other    1 2 3                90,000